NET REVENUE (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
NET REVENUE
Schedule of disaggregation of revenue

		Six months ended June 30,
		2021	2022
		RMB	RMB
		(unaudited)
Credit driven services		4,856,038	5,868,397
Loan facilitation and servicing fees-capital heavy		1,265,047	1,141,771
Revenue from loan facilitation services	At a point in time	745,134	822,420
Revenue from post-origination services	Over time	519,913	319,351
Financing income	Over time	897,528	1,608,820
Revenue from releasing of guarantee liabilities	Over time	2,647,734	3,074,515
Other services fees	At a point in time	45,729	43,291
Platform services		2,744,729	2,634,849
Loan facilitation and servicing fees-capital light		2,392,602	2,128,955
Revenue from loan facilitation services	At a point in time	1,988,160	1,298,998
Revenue from post-origination services	Over time	404,442	829,957
Referral services fees	At a point in time	286,594	382,650
Other services fees	At a point in time/ Over time	65,533	123,244
Total net revenue		7,600,767	8,503,246

		Nine months ended September 30,
		2021	2022
		RMB	RMB
Credit driven services		7,476,006	8,809,503
Loan facilitation and servicing fees-capital heavy		1,846,102	1,724,628
Revenue from loan facilitation services	At a point in time	1,105,164	1,235,784
Revenue from post-facilitation services	Over time	740,938	488,844
Financing income	Over time	1,468,075	2,485,871
Revenue from releasing of guarantee liabilities	Over time	4,088,453	4,522,107
Other services fees	At a point in time	73,376	76,897
Platform services		4,737,574	3,837,872
Loan facilitation and servicing fees-capital light		4,192,673	3,169,165
Revenue from loan facilitation services	At a point in time	3,432,784	2,003,965
Revenue from post-facilitation services	Over time	759,889	1,165,200
Referral services fees	At a point in time	442,889	468,031
Other services fees	At a point in time/ Over time	102,012	200,676
Total net revenue		12,213,580	12,647,375